Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets are comprised of the following:

	December 31, 2014	December 31, 2013
Advance payment to non state pension fund	9,866	17,177
Intangible assets, net	8,898	14,226
Deferred assets from sale and lease back	7,175	11,582
Capitalized loan origination fees	921	82,375
Other	3,593	2,501

Total other non-current assets	30,453	127,861